Investments - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Equity-method investments	$ 5,594	$ 4,482	$ 2,984
Exchange-traded investments at fair value	12,331	9,685	16,841
Total Investments	$ 17,925	$ 14,167	$ 19,825